Commitments and Contingencies - Schedule of Non-Cancelable Contractual Obligations (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Loss Contingencies
2025	$ 69,450
2026	16,449
2027	600
Total obligations	86,499
Discontinued operations
Loss Contingencies
2025	59,461
2026	16,189
2027	600
Total obligations	76,250
Continuing operations
Loss Contingencies
2025	9,989
2026	260
Total obligations	$ 10,249